UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund: CMA Massachusetts Municipal Money Fund of
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Massachusetts Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Massachusetts - 98.8%

           $   2,735    Amherst-Pelham, Massachusetts, Regional School District, GO, BAN, 3% due 9/16/2005      $     2,758

              10,000    Blackstone Valley, Massachusetts, Vocational Regional School District, GO, BAN,
                        3% due 7/15/2005                                                                             10,063

                 625    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding Co.),
                        AMT, VRDN, 2.02% due 9/01/2006 (a)                                                              625

               5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN,
                        Series SG-75, 2% due 11/01/2019 (a)                                                           5,000

               2,071    Boxborough, Massachusetts, BAN, 2% due 3/25/2005                                              2,075

               4,163    Clipper Tax-Exempt Trust, VRDN, COP, Series 1998-8, 2.02% due 7/20/2007 (a)                   4,163

               6,900    Dracut, Massachusetts, GO, BAN, 1.75% due 1/28/2005                                           6,904

               6,015    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated Tax
                        Revenue Bonds, VRDN, Series 2004-0025, Class A, 2.02% due 1/01/2029 (a)(d)                    6,015

               5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103, 2.02%
                        due 12/01/2015 (a)                                                                            5,630

               4,000    Gill-Montague, Massachusetts, Regional School District, GO, BAN, 2.75% due 7/29/2005          4,024

               3,000    Hatfield, Massachusetts, GO, BAN, 2.75% due 7/29/2005                                         3,018

               8,000    Haverhill, Massachusetts, State Qualified, GO, BAN, 2.25% due 4/01/2005                       8,021

               2,300    King Philip Regional School District, Massachusetts, BAN, Lot A, 3.50% due 12/15/2005         2,327

               3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 431, 1.99% due 3/01/2019 (a)                                                           3,000

               2,750    Massachusetts State Development Finance Agency, Assisted Living Facility Revenue Bonds
                        (Whalers Cove Project), VRDN, Series A, 2.03% due 9/01/2034 (a)                               2,750

                        Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
               2,600        (Cell Signaling Technology), 2.02% due 12/01/2010                                         2,600
               2,745        (Cleveland Motion Controls), 2.14% due 6/01/2021                                          2,745
               3,360        (Concord Foods Issue), 2.02% due 4/01/2021                                                3,360
               2,100        (Seafood Services Inc. Project), Series A, 2.05% due 12/01/2023                           2,100
               4,055        (V&S Taunton Galvanizing), 2.14% due 12/01/2023                                           4,055
               1,330        (Ward Hill Central Products Inc.), 2.14% due 8/01/2016                                    1,330

               5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway
                        Studios Project), VRDN, AMT, Series A, 2.07% due 3/01/2034 (a)                                5,155

                        Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
               3,510        (Brooksby Village Inc. Project), 1.99% due 7/01/2032                                      3,510
               5,000        (Boston College HS Issue), 1.97% due 8/01/2033                                            5,000
               2,100        (Fiba Technologies), AMT, 2.07% due 5/01/2023                                             2,100
               4,925        (Lesley University), 2.02% due 7/01/2033                                                  4,925
               4,615        (New Bedford Waste Services), AMT, 2.07% due 6/01/2021                                    4,615
               2,000        (New Jewish High School Project), 1.99% due 6/01/2032                                     2,000
               3,250        (Saint Peter-Marian Issue), 2% due 10/01/2032                                             3,250
               3,100        (Ursuline Academy Dedham), 2% due 5/01/2032                                               3,100
               1,000        (Walnut Hill School District), 2% due 7/01/2032                                           1,000
               5,730        (Worcester YMCA Issue), 1.97% due 1/01/2031                                               5,730
               3,130        (Xinetics Issue), AMT, 2.02% due 6/01/2021                                                3,130


Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bond
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes


CMA Massachusetts Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Massachusetts (concluded)

                        Massachusetts State Development Finance Agency, Revenue Refunding Bonds, VRDN (a):
           $   6,600        (Assumption College Project), Series A, 1.97% due 3/01/2032                         $     6,600
               2,300        (Brandon Residential Treatment Center), 2% due 4/01/2028                                  2,300
               7,055        (Clark University), 2% due 10/01/2030 (c)                                                 7,055
               3,860        (Gordon College), 1.97% due 9/01/2032                                                     3,860
               4,000        (Marine Biological Lab), 1.97% due 2/01/2030                                              4,000

               4,000    Massachusetts State Development Finance Agency, Senior Living Facilities Revenue
                        Bonds (New England Deaconess Association), VRDN, 1.95% due 6/01/2034 (a)                      4,000

               3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds
                        (Newark Group Project), VRDN, AMT, Series A, 2.02% due 7/01/2031 (a)                          3,500

              12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Refunding
                        Bonds (Newark Group Project), VRDN, AMT, Series A, 2.02% due 7/01/2028 (a)                   12,000

               3,255    Massachusetts State, FLOATS, Series SG-126, 2% due 8/01/2018 (a)                              3,255

              15,065    Massachusetts State, GO (Central Artery), VRDN, Series A, 2.18% due 12/01/2030 (a)           15,065

                        Massachusetts State, GO, Refunding, VRDN (a):
               1,448        FLOATS, Series 716D, 1.99% due 8/01/2018 (b)                                              1,448
               6,490        PUTTERS, Series 340, 2% due 1/01/2017 (b)                                                 6,490
               4,995        ROCS, Series II-R-180, 2.02% due 11/01/2015 (d)                                           4,995

               2,790    Massachusetts State, GO, VRDN, Series O, 2.03% due 11/01/2014 (a)                             2,790

                        Massachusetts State Health and Educational Facilities Authority Revenue Bonds, VRDN (a):
               4,620        (Becker College), Series A-1, 1.98% due 7/01/2028                                         4,620
               4,000        (Partners Healthcare System), Series D-5, 1.96% due 7/01/2017                             4,000
               6,100        (Sherrill House Inc.), Series A-1, 1.99% due 1/01/2032                                    6,100

               1,775    Massachusetts State Industrial Finance Agency, IDR (Hi-Tech Mold & Tool), VRDN, 2.07%
                        due 6/01/2018 (a)                                                                             1,775

                        Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds, VRDN, AMT (a):
               2,130        (AFC Cable Systems Inc. Issue), 2.02% due 7/01/2016                                       2,130
               1,600        (BBB Esquire LLC), 2.02% due 12/01/2016                                                   1,600
               4,000        (Bodwell Project), 2.05% due 7/01/2017                                                    4,000
               3,600        (Constitution Project), 2.02% due 6/01/2018                                               3,600
               1,215        (Garlock Printing Corp.), 2.02% due 12/01/2017                                            1,215
               2,520        (Gem Group Inc. Issue), 2.02% due 7/01/2016                                               2,520
               1,800        (Hazen Paper Company), 2.02% due 3/01/2008                                                1,800
               1,460        (Insco Corporation Issue), 2.02% due 9/01/2008                                            1,460
               1,415        (Lavigne), 2.02% due 8/01/2008                                                            1,415
               1,650        (Mercer Paper Tube Corp.), 2.08% due 11/01/2011                                           1,650
               2,500        (OCT Co. Inc. Project), 2.02% due 12/01/2017                                              2,500
               2,000        (Tamasi Family Issue), 2.07% due 5/01/2013                                                2,000
               2,125        (Telcom USA Inc. Issue), 2.02% due 8/01/2016                                              2,125
               1,460        (Valkyrie Co. Inc.), 2.02% due 5/01/2013                                                  1,460

               2,065    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding Bonds
                        (New England Biolabs), VRDN, AMT, 2.05% due 3/01/2016 (a)                                     2,065

                        Massachusetts State Industrial Finance Agency, Revenue Bonds, VRDN (a):
               1,535        (Heritage at Dartmouth), AMT, 2.02% due 12/01/2028                                        1,535
               1,283        (Lower Mills Association II L.P.), 2.02% due 12/01/2020                                   1,283

                        Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds, VRDN (a):
               5,000        (Lightolier Inc. Project), 2.02% due 7/29/2010                                            5,000
               2,675        (Mount Ida College Issue), 2.02% due 12/01/2027                                           2,675

                        Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue Bonds
                        (E.L. Harvey & Sons Inc.), VRDN, AMT (a):
               1,470        2.02% due 1/01/2011                                                                       1,470
               1,845        2.02% due 6/01/2013                                                                       1,845

               5,000    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS,
                        VRDN, Series B19, 2.05% due 1/01/2028 (a)(d)                                                  5,000

               9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds,
                        FLOATS, VRDN, Series SG-124, 2% due 1/01/2029 (a)(c)                                          9,000

               9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue Refunding
                        Bonds, FLOATS, VRDN, Series 334, 1.99% due 1/01/2037 (a)(b)                                   9,600

               4,429    Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 742D, 2.02% due 8/01/2019 (a)(e)                                                      4,429

               3,193    Mattapoisett, Massachusetts, GO, BAN, 3% due 9/01/2005                                        3,222

                 340    Municipal Security Trust Certificates Revenue Bonds, AMT, Series 2001-155, VRDN,
                        Class A, 2.02% due 4/28/2016 (a)(c)                                                             340

                        Nashoba, Massachusetts, Regional School District, GO, BAN:
               2,143        3.50% due 9/02/2005                                                                       2,161
               2,130        2.50% due 9/14/2005                                                                       2,142

               7,000    New Bedford, Massachusetts, GO, BAN, 2.75% due 2/25/2005                                      7,013

               2,500    Northborough, Massachusetts, GO, BAN, 3% due 10/28/2005                                       2,520

               2,070    Pembroke, Massachusetts, GO, BAN, 3% due 8/04/2005                                            2,087

               5,500    Spencer-East Brookfield, Massachusetts, Regional School District, GO, BAN, 2.25%
                        due 5/13/2005                                                                                 5,516

               7,332    Springfield, Massachusetts, GO, BAN, 3% due 7/08/2005                                         7,378

                        University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                        ROCS, VRDN (a)(c):
               8,685        Series II R-4522, 2.02% due 11/01/2020                                                    8,685
               3,495        Series II R-6016, 2.02% due 11/01/2015                                                    3,495

               5,000    Worcester, Massachusetts, GO, BAN, 3% due 9/16/2005                                           5,047

               4,000    Wrentham, Massachusetts, GO, BAN, 2.50% due 6/02/2005                                         4,013


Puerto Rico - 1.7%

               5,876    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                        Series 747D, 2.01% due 7/01/2017 (a)(f)                                                       5,876

                        Total Investments (Cost - $352,803*) - 100.5%                                               352,803
                        Liabilities in Excess of Other Assets - (0.5%)                                              (1,809)
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $   350,994
                                                                                                                ===========

(a)  Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
     The rate changes periodically based upon prevailing market rates.

(b)  MBIA Insured.

(c)  AMBAC Insured.

(d)  FGIC Insured.

(e)  FSA Insured.

(f)  CIFG Insured.

*    Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Massachusetts Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005